Subsidiaries	12 Months Ended
Dec. 31, 2024
Subsidiaries
Subsidiaries

4) Subsidiaries

The following table lists the Partnership’s subsidiaries and their purpose as of December 31, 2024.

Company Name	Jurisdiction of Formation	Purpose
KNOT Offshore Partners UK LLC	Marshall Islands	Holding Company
KNOT Shuttle Tankers AS	Norway	Holding Company
KNOT Shuttle Tankers 17 AS	Norway	Owner of the Bodil Knutsen
KNOT Shuttle Tankers 18 AS	Norway	Owner of the Windsor Knutsen
Knutsen Shuttle Tankers XII AS	Norway	Owner of the Fortaleza Knutsen and the Recife Knutsen
Knutsen Shuttle Tankers 13 AS	Norway	Owner of the Carmen Knutsen
Knutsen Shuttle Tankers 14 AS	Norway	Owner of the Hilda Knutsen
Knutsen Shuttle Tankers 15 AS	Norway	Owner of the Torill Knutsen
KNOT Shuttle Tankers 21 AS	Norway	Owner of the Dan Sabia
Knutsen NYK Shuttle Tankers 16 AS	Norway	Owner of the Ingrid Knutsen
Knutsen Shuttle Tankers 19 AS	Norway	Owner of the Raquel Knutsen
KNOT Shuttle Tankers 24 AS	Norway	Owner of the Tordis Knutsen
KNOT Shuttle Tankers 25 AS	Norway	Owner of the Vigdis Knutsen
KNOT Shuttle Tankers 26 AS	Norway	Owner of the Lena Knutsen
KNOT Shuttle Tankers 32 AS	Norway	Owner of the Brasil Knutsen
KNOT Shuttle Tankers 30 AS	Norway	Owner of the Anna Knutsen
KNOT Shuttle Tankers 34 AS	Norway	Owner of the Tove Knutsen
KNOT Shuttle Tankers 35 AS	Norway	Owner of the Synnøve Knutsen
KNOT Shuttle Tankers 31 AS	Norway	Owner of the Tuva Knutsen